Mezzanine equity (Tables)	12 Months Ended
Dec. 31, 2022
Mezzanine equity
Schedule of activities of the Redeemable Convertible Preferred Shares

	Series Angel		Series A			Series A+		Series A++		Series B
	Preferred Shares		Preferred Shares			Preferred Shares		Preferred Shares		Preferred Shares
		Carrying		Carrying	Subscription		Carrying		Carrying		Carrying	Subscription
	Shares	amount	Shares	amount	receivable	Shares	amount	Shares	amount	Shares	amount	receivable	Total
		RMB		RMB	RMB		RMB		RMB		RMB	RMB	RMB
Balance as of January 1, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—
Issuance of preferred shares	—	—	26,841,535	1,238,526	(1,032,104)	—	—	—	—	—	—	—	206,422
Issuance cost	—	—	—	(8,500)	—	—	—	—	—	—	—	—	(8,500)
Accretion of Redeemable Convertible Preferred Shares	—	—	—	101,286	—	—	—	—	—	—	—	—	101,286
Foreign currency translation adjustment	—	—	—	(66,733)	—	—	—	—	—	—	—	—	(66,733)
Balance as of December 31, 2020	—	—	26,841,535	1,264,579	(1,032,104)	—	—	—	—	—	—	—	232,475
Issuance of preferred shares	6,016,207	273,519	—	—	—	29,361,157	1,331,641	8,546,916	452,241	17,615,165	1,104,188	(159,215)	3,002,374
Issuance cost	—	—	—	—	—	—	(10,000)	—	—	—	—	—	(10,000)
Re-designation of ordinary shares into Series A Preferred Shares	—	—	2,343,309	97,660	—	—	—	—	—	—	—	—	97,660
Subscription contributions from shareholders	—	—	—	—	1,032,104	—	—	—	—	—	—	—	1,032,104
Accretion of Redeemable Convertible Preferred Shares	—	13,655	—	99,161	—	—	79,336	—	23,005	—	28,407	—	243,564
Foreign currency translation adjustment	—	(3,589)	—	(32,087)	—	—	(14,306)	—	167	—	(15,278)	(177)	(65,270)
Balance as of December 31, 2021	6,016,207	283,585	29,184,844	1,429,313	—	29,361,157	1,386,671	8,546,916	475,413	17,615,165	1,117,317	(159,392)	4,532,907
Subscription contributions from shareholders	—	—	—	—	—	—	—	—	—	—	—	159,485	159,485
Accretion of Redeemable Convertible Preferred Shares	—	21,916	—	100,884	—	—	106,959	—	36,732	—	88,387	—	354,878
Foreign currency translation adjustment	—	26,949	—	135,409	—	—	131,767	—	45,179	—	106,268	(93)	445,479
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	(6,016,207)	(332,450)	(29,184,844)	(1,665,606)	—	(29,361,157)	(1,625,397)	(8,546,916)	(557,324)	(17,615,165)	(1,311,972)	—	(5,492,749)
Balance as of December 31, 2022	—	—	—	—	—	—	—	—	—	—	—	—	—